17. LEASES (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
PresentationOfLeasesForLesseeLineItems [Line Items]
Lease liabilities at beginning		R$ 2,431,180	R$ 241,809
Initial adoption IFRS 16			2,391,456
Additions		560,088	383,712
Payments		(553,556)	(553,017)
Interest paid		(136,625)	(115,902)
Interest accrued		207,961	199,800
Disposals		(17,401)	(122,891)
Transfers
Exchange rate variation		45,034	6,213
Lease liabilities at ending		2,536,681	2,431,180
Current		383,162	376,628	R$ 75,293
Non-current		2,153,519	2,054,552	R$ 166,516
Land [member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Lease liabilities at beginning		20,355
Initial adoption IFRS 16			17,166
Additions		5,900	6,287
Payments		(5,819)	(4,505)
Interest paid		(4,716)	(762)
Interest accrued		4,716	2,909
Disposals		(1,729)	(421)
Transfers		18,811
Exchange rate variation		350	(319)
Lease liabilities at ending		R$ 37,868	R$ 20,355
Weighted average maturity	[1]	4 years 8 months 12 days	5 years 6 months
Buildings, facilities and improvements [member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Lease liabilities at beginning		R$ 2,227,026	R$ 167,012
Initial adoption IFRS 16			2,278,982
Additions		310,204	216,514
Payments		(425,594)	(410,466)
Interest paid		(99,426)	(85,940)
Interest accrued		170,763	167,689
Disposals		(762)	(111,134)
Transfers		(18,238)
Exchange rate variation		31,434	4,369
Lease liabilities at ending		R$ 2,195,407	R$ 2,227,026
Weighted average maturity	[1]	3 years 4 months 24 days	4 years 3 months 18 days
Machinery and equipment [member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Lease liabilities at beginning		R$ 25,687	R$ 66,534
Initial adoption IFRS 16			1,182
Additions		5,518	4,110
Payments		(26,776)	(42,216)
Interest paid		(13,285)	(17,756)
Interest accrued		13,285	17,757
Disposals		(755)	(3,898)
Transfers		8
Exchange rate variation		91	(26)
Lease liabilities at ending		R$ 3,773	R$ 25,687
Weighted average maturity	[1]	1 year 9 months 18 days	1 year 3 months 19 days
Vehicles [member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Lease liabilities at beginning		R$ 156,975
Initial adoption IFRS 16			94,065
Additions		165,699	119,422
Payments		(64,674)	(51,263)
Interest paid		(15,231)	(11,359)
Interest accrued		15,231	11,359
Disposals		(14,155)	(7,438)
Transfers		(581)
Exchange rate variation		13,159	2,189
Lease liabilities at ending		R$ 256,423	R$ 156,975
Weighted average maturity	[1]	2 years 2 months 12 days	2 years
Software [member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Lease liabilities at beginning		R$ 1,137	R$ 8,263
Initial adoption IFRS 16			61
Additions		72,767	37,379
Payments		(30,693)	(44,567)
Interest paid		(3,967)	(85)
Interest accrued		3,966	86
Disposals
Transfers
Exchange rate variation
Lease liabilities at ending		R$ 43,210	R$ 1,137
Weighted average maturity	[1]	1 year 7 months 6 days	1 year 3 months 18 days

[1]	Weighted average maturity in years.